General information (Details) - Schedule of Fair Value of Identifiable Net Assets Acquired	Jul. 06, 2023 USD ($) $ / shares shares
Schedule of Fair Value of Identifiable Net Assets Acquired [Line Items]
Shares issued at Closing (in shares) | shares	7,996,154
Fair value of shares at closing date	$ 79,961,540
Previous GoGreen Sponsor shareholders
Schedule of Fair Value of Identifiable Net Assets Acquired [Line Items]
Shares issued at Closing (in shares) | shares	6,468,600
Fair value per Share (in dollars per share) | $ / shares	$ 10.00
Fair value of shares at closing date	$ 64,686,000
Previous GoGreen public shareholders
Schedule of Fair Value of Identifiable Net Assets Acquired [Line Items]
Shares issued at Closing (in shares) | shares	1,527,554
Fair value per Share (in dollars per share) | $ / shares	$ 10.00
Fair value of shares at closing date	$ 15,275,540
Fair value of GoGreen net assets
Schedule of Fair Value of Identifiable Net Assets Acquired [Line Items]
Fair value of shares at closing date	(3,104,056)
SPAC Transaction expense
Schedule of Fair Value of Identifiable Net Assets Acquired [Line Items]
Fair value of shares at closing date	$ 76,857,484